UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

AMCAP Fund
Investment portfolio

May 31, 2009
unaudited

Common stocks — 92.46%	Shares	Value (000)

INFORMATION TECHNOLOGY — 25.96%
Microsoft Corp.	20,295,000	$423,963
Yahoo! Inc.[1]	21,395,000	338,897
Oracle Corp.	14,920,000	292,283
Google Inc., Class A1	624,800	260,685
SAP AG2	5,563,300	239,146
Cisco Systems, Inc.[1]	12,469,300	230,682
Corning Inc.	15,260,000	224,322
Hewlett-Packard Co.	5,400,000	185,490
Apple Inc.[1]	1,250,000	169,763
Automatic Data Processing, Inc.	4,100,000	155,841
MasterCard Inc., Class A	725,000	127,839
Intel Corp.	7,620,000	119,786
Logitech International SA1	8,481,556	118,996
Global Payments Inc.	3,105,400	111,670
Texas Instruments Inc.	5,560,000	107,864
McAfee, Inc.[1]	2,600,000	101,998
Intuit Inc.[1]	3,600,000	97,992
KLA-Tencor Corp.	3,185,000	85,995
QUALCOMM Inc.	1,900,000	82,821
eBay Inc.[1]	4,550,000	80,171
NVIDIA Corp.[1]	7,400,000	77,182
Maxim Integrated Products, Inc.	4,645,000	75,388
Autodesk, Inc.[1]	3,460,000	74,252
Trimble Navigation Ltd.[1]	3,800,000	72,884
Xilinx, Inc.	2,800,000	58,072
Visa Inc., Class A	800,000	54,168
Paychex, Inc.	1,975,000	54,056
Intersil Corp., Class A	4,091,908	50,126
HTC Corp.[2]	3,000,000	48,265
EMC Corp.[1]	4,000,000	47,000
Linear Technology Corp.	1,500,000	35,115
Verifone Holdings, Inc.[1]	4,000,000	30,520
Applied Materials, Inc.	2,700,000	30,402
Delta Electronics, Inc.[2]	12,316,500	28,677
Cadence Design Systems, Inc.[1]	796,400	4,500
		4,296,811

CONSUMER DISCRETIONARY — 16.83%
Target Corp.	6,095,600	239,557
Time Warner Inc.	9,971,333	233,529
Omnicom Group Inc.	7,301,000	222,681
Lowe’s Companies, Inc.	11,499,700	218,609
Johnson Controls, Inc.	10,621,700	211,690
YUM! Brands, Inc.	5,976,000	206,949
Best Buy Co., Inc.	5,400,000	189,540
O’Reilly Automotive, Inc.[1]	4,084,800	147,257
Staples, Inc.	6,565,000	134,254
Carnival Corp., units	4,975,200	126,569
Williams-Sonoma, Inc.[3]	6,348,000	82,143
Expedia, Inc.[1]	4,500,000	77,895
Tractor Supply Co.[1,3]	2,025,000	77,720
Bed Bath & Beyond Inc.[1]	2,700,000	75,897
Walt Disney Co.	3,000,000	72,660
Scripps Networks Interactive, Inc., Class A	2,600,000	72,124
Harley-Davidson, Inc.	4,181,900	70,967
Time Warner Cable Inc.	2,095,613	64,524
Harman International Industries, Inc.[3]	3,320,000	61,885
News Corp., Class A	5,000,000	48,900
Comcast Corp., Class A, special nonvoting shares	3,750,000	48,750
Kohl’s Corp.[1]	750,000	31,852
Rightmove PLC[2]	4,350,000	24,798
Life Time Fitness, Inc.[1]	900,000	16,632
P.F. Chang’s China Bistro, Inc.[1]	500,000	15,970
Timberland Co., Class A1	905,000	13,014
		2,786,366

HEALTH CARE — 12.76%
Medtronic, Inc.	10,030,000	344,531
WellPoint, Inc.[1]	5,750,000	267,777
McKesson Corp.	4,600,000	189,290
Aetna Inc.	6,313,700	169,081
Roche Holding AG2	1,162,000	158,435
UnitedHealth Group Inc.	5,782,000	153,801
Schering-Plough Corp.	4,000,000	97,600
Medco Health Solutions, Inc.[1]	2,000,000	91,780
Hologic, Inc.[1]	6,620,000	83,875
Becton, Dickinson and Co.	1,200,000	81,216
Medicis Pharmaceutical Corp., Class A3	3,625,000	56,985
ResMed Inc[1]	1,453,000	53,863
Varian Medical Systems, Inc.[1]	1,412,522	50,512
Beckman Coulter, Inc.	836,400	45,333
Abbott Laboratories	1,000,000	45,060
Cardinal Health, Inc.	1,000,000	35,750
Allergan, Inc.	780,000	34,421
Johnson & Johnson	500,000	27,580
Cochlear Ltd.[2]	600,000	26,187
Boston Scientific Corp.[1]	2,547,890	23,950
Inverness Medical Innovations, Inc.[1]	692,000	22,511
Amgen Inc.[1]	377,700	18,862
Millipore Corp.[1]	196,500	12,358
Integra LifeSciences Holdings Corp.[1]	442,000	11,474
Haemonetics Corp.[1]	200,000	10,646
		2,112,878

INDUSTRIALS — 11.08%
Precision Castparts Corp.	4,121,621	340,322
General Dynamics Corp.	4,365,000	248,368
United Parcel Service, Inc., Class B	3,200,000	163,648
Robert Half International Inc.	7,359,000	157,409
United Technologies Corp.	2,850,000	149,939
Manpower Inc.	3,506,000	149,040
General Electric Co.	10,700,000	144,236
CSX Corp.	2,969,500	94,311
MSC Industrial Direct Co., Inc., Class A	1,660,000	60,391
Burlington Northern Santa Fe Corp.	798,200	57,822
Rockwell Collins, Inc.	1,200,000	50,904
Southwest Airlines Co.	7,385,000	49,775
MITIE Group PLC[2]	13,753,000	48,723
FedEx Corp.	790,000	43,790
Avery Dennison Corp.	1,000,000	27,560
Cintas Corp.	1,180,000	27,482
Mine Safety Appliances Co.	881,050	20,634
		1,834,354

ENERGY — 8.10%
Schlumberger Ltd.	5,740,000	328,500
FMC Technologies, Inc.[1]	3,420,000	142,340
Smith International, Inc.	3,750,000	109,462
Murphy Oil Corp.	1,850,000	109,169
Hess Corp.	1,490,000	99,219
Apache Corp.	1,100,000	92,686
EOG Resources, Inc.	1,262,900	92,432
Baker Hughes Inc.	2,275,000	88,862
Chevron Corp.	1,100,000	73,337
Marathon Oil Corp.	2,240,000	71,411
ConocoPhillips	1,150,000	52,716
Devon Energy Corp.	800,000	50,592
Newfield Exploration Co.[1]	825,000	29,799
		1,340,525

CONSUMER STAPLES — 5.85%
PepsiCo, Inc.	3,477,481	181,003
Walgreen Co.	5,700,000	169,803
Avon Products, Inc.	4,957,883	131,681
L’Oréal SA2	1,450,000	114,471
Philip Morris International Inc.	2,500,000	106,600
CVS/Caremark Corp.	3,250,000	96,850
Wal-Mart Stores, Inc.	1,200,000	59,688
Bare Escentuals, Inc.[1,3]	5,735,000	50,181
Altria Group, Inc.	1,750,000	29,908
Whole Foods Market, Inc.	1,500,000	28,305
		968,490

FINANCIALS — 5.64%
American Express Co.	8,000,000	198,800
Capital One Financial Corp.	7,251,200	177,219
Bank of New York Mellon Corp.	4,160,000	115,565
State Street Corp.	2,123,000	98,614
Wells Fargo & Co.	3,044,600	77,637
Arthur J. Gallagher & Co.	3,525,000	73,849
JPMorgan Chase & Co.	1,700,000	62,730
M&T Bank Corp.	1,124,230	56,549
PNC Financial Services Group, Inc.	795,000	36,212
Portfolio Recovery Associates, Inc.[1,3]	993,000	35,718
		932,893

MATERIALS — 2.48%
Barrick Gold Corp.	2,800,000	106,624
Monsanto Co.	1,033,003	84,861
AptarGroup, Inc.	2,100,000	65,121
Sealed Air Corp.	2,400,000	48,024
Vulcan Materials Co.	1,000,000	44,290
Potash Corp. of Saskatchewan Inc.	300,000	34,752
Nucor Corp.	359,000	15,764
AK Steel Holding Corp.	784,400	11,217
		410,653

TELECOMMUNICATION SERVICES — 0.86%
Telephone and Data Systems, Inc., special common shares	2,000,900	58,386
Telephone and Data Systems, Inc.	1,737,500	52,664
United States Cellular Corp.[1]	734,300	30,495
		141,545

MISCELLANEOUS — 2.90%
Other common stocks in initial period of acquisition		480,516

Total common stocks (cost: $15,860,339,000)		15,305,031

Convertible securities — 0.00%

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition		459

Total convertible securities (cost: $230,000)		459

	Principal amount
Short-term securities — 7.78%	(000)

Freddie Mac 0.15%–0.70% due 6/8–10/13/2009	$391,200	390,986
Federal Home Loan Bank 0.17%–0.56% due 6/29–10/19/2009	177,959	177,875
U.S. Treasury Bills 0.15%–0.39% due 6/4–10/22/2009	175,900	175,843
Coca-Cola Co. 0.25%–0.55% due 7/22–9/2/2009[4]	87,650	87,620
General Electric Capital Corp. 0.18% due 6/1/2009	53,100	53,099
General Electric Capital Corp., FDIC insured, 0.55% due 6/15/2009	30,000	29,997
Abbott Laboratories 0.17%–0.22% due 6/30–7/29/2009[4]	77,500	77,483
Fannie Mae 0.23%–0.49% due 6/10–8/24/2009	73,800	73,773
Merck & Co. Inc. 0.28%–0.35% due 6/12–6/24/2009	71,600	71,591
Jupiter Securitization Co., LLC 0.23%–0.35% due 6/25–6/26/2009[4]	56,000	55,989
Pfizer Inc 0.22% due 7/17/2009[4]	45,000	44,987
Johnson & Johnson 0.20% due 8/19/2009[4]	25,000	24,990
Honeywell International Inc. 0.23% due 6/25/2009[4]	23,400	23,394

Total short-term securities (cost: $1,287,411,000)		1,287,627

Total investment securities (cost: $17,147,980,000)		$16,593,117
Other assets less liabilities		(40,121)

Net assets		$16,552,996

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $700,805,000, which represented 4.23% of the net assets of the fund. This amount includes $652,540,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $314,463,000, which represented 1.90% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended May 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/09 (000)

Williams-Sonoma, Inc.	6,174,900	173,100	—	6,348,000	$762	$82,143
Tractor Supply Co.	1,525,000	500,000	—	2,025,000	—	77,720
Harman International Industries, Inc.	3,320,000	—	—	3,320,000	—	61,885
Medicis Pharmaceutical Corp., Class A	3,625,000	—	—	3,625,000	145	56,985
Bare Escentuals, Inc.	5,735,000	—	—	5,735,000	—	50,181
Portfolio Recovery Associates, Inc.	975,391	17,609	—	993,000	—	35,718
					$907	$364,632

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2009 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$14,604,685
Level 2 — Other significant observable inputs	1,988,432	*
Level 3 — Significant unobservable inputs	—
Total	$16,593,117

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $652,540,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,924,075
Gross unrealized depreciation on investment securities	(2,479,160)
Net unrealized depreciation on investment securities	(555,085)
Cost of investment securities for federal income tax purposes	17,148,202

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-902-0709O-S21423

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2009

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2009